Organization and Summary of Significant Accounting Policies - Disaggregated Revenues (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 29, 2019	Jun. 30, 2018	Jun. 29, 2019	Jun. 30, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total sales	$ 645,289	$ 575,058	$ 1,251,560	$ 1,125,616	$ 2,287,660	$ 2,075,465	$ 1,831,531
Perishable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total sales	221,473	196,658	428,429	383,346	768,373	694,696	621,194
Non Perishable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total sales	$ 423,816	$ 378,400	$ 823,131	$ 742,270	$ 1,519,287	$ 1,380,769	$ 1,210,337